UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

November 30, 2017

MFS® INSTITUTIONAL MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS

11/30/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Certificates of Deposit - 13.2%
Major Banks - 9.2%
Bank of Montreal/Chicago Branch, 1.22%, due 12/11/2017	$46,000,000	$45,999,747
Bank of Montreal/Chicago Branch, 1.25%, due 1/09/2018	58,000,000	57,996,060
Bank of Montreal/Chicago Branch, 1.34%, due 1/16/2018	58,500,000	58,501,454
Bank of Montreal/Chicago Branch, 1.34%, due 1/17/2018	98,400,000	98,402,386
Canadian Imperial Bank of Commerce/New York Branch, 1.21%, due 1/25/2018	100,000,000	99,993,244
Toronto Dominion Holdings (USA), Inc., 1.23%, due 12/15/2017	85,400,000	85,399,266
Toronto Dominion Holdings (USA), Inc., 1.33%, due 12/19/2017	45,700,000	45,701,424
Toronto Dominion Holdings (USA), Inc., 1.33%, due 1/19/2018	105,200,000	105,190,936
Toronto Dominion Holdings (USA), Inc., 1.4%, due 1/24/2018	34,600,000	34,599,455

		$631,783,972
Other Banks & Diversified Financials - 4.0%
Mizuho Corporate Bank (USA)/New York Branch, 1.26%, due 12/04/2017	$50,000,000	$50,000,312
Mizuho Corporate Bank (USA)/New York Branch, 1.3%, due 1/12/2018	112,920,000	112,910,176
Mizuho Corporate Bank (USA)/New York Branch, 1.39%, due 1/26/2018	25,000,000	24,999,164
Mizuho Corporate Bank (USA)/New York Branch, 1.38%, due 1/30/2018	88,900,000	88,893,328

		$276,802,980
Total Certificates of Deposit		$908,586,952

Commercial Paper (y) - 53.0%
Automotive - 7.7%
American Honda Finance Corp., 1.17%, due 12/06/2017	$65,000,000	$64,987,769
American Honda Finance Corp., 1.24%, due 1/04/2018	98,850,000	98,732,464
American Honda Finance Corp., 1.24%, due 1/05/2018	34,250,000	34,208,010
American Honda Finance Corp., 1.24%, due 1/08/2018	65,000,000	64,913,106
American Honda Finance Corp., 1.24%, due 1/16/2018	15,000,000	14,975,423
Toyota Motor Credit Corp., 1.25%, due 1/03/2018	193,900,000	193,677,500
Toyota Motor Credit Corp., 1.25%, due 1/05/2018	59,000,000	58,927,902

		$530,422,174
Computer Software - 3.8%
Microsoft Corp., 1.28%, due 1/16/2018 (t)	$35,200,000	$35,143,245
Microsoft Corp., 1.32%, due 2/01/2018 (t)	224,079,000	223,579,808

		$258,723,053
Computer Software - Systems - 3.9%
Apple, Inc., 1.1%, due 12/12/2017 (t)	$20,000,000	$19,992,560
Apple, Inc., 1.21%, due 1/08/2018 (t)	40,000,000	39,947,393
Apple, Inc., 1.21%, due 1/09/2018 (t)	19,800,000	19,773,226
Apple, Inc., 1.25%, due 1/26/2018 (t)	65,140,000	65,009,839
Apple, Inc., 1.26%, due 2/02/2018 (t)	125,000,000	124,716,889

		$269,439,907
Conglomerates - 3.1%
Emerson Electric Co., 1.11%, due 12/07/2017 (t)	$8,459,000	$8,457,141
Emerson Electric Co., 1.22%, due 1/23/2018 (t)	36,000,000	35,931,204
Emerson Electric Co., 1.27%, due 1/24/2018 (t)	27,000,000	26,947,324
Emerson Electric Co., 1.27%, due 1/29/2018 (t)	35,498,000	35,421,679
Emerson Electric Co., 1.27%, due 1/30/2018 (t)	45,000,000	44,901,561
Siemens Capital Corp., 1.15%, due 12/01/2017 (t)	33,200,000	33,198,984
Siemens Capital Corp., 1.16%, due 12/11/2017 (t)	15,499,000	15,493,720

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Conglomerates - continued
Siemens Capital Corp., 1.16%, due 12/14/2017 (t)	$15,000,000	$14,993,472

		$215,345,085
Consumer Products - 4.9%
Colgate-Palmolive Co., 1.08%, due 12/05/2017 (t)	$65,000,000	$64,989,997
Procter & Gamble Co., 1.24%, due 1/09/2018 (t)	36,700,000	36,650,374
Procter & Gamble Co., 1.22%, due 1/17/2018 (t)	200,000,000	199,669,866
Procter & Gamble Co., 1.31%, due 2/22/2018 (t)	37,600,000	37,486,473

		$338,796,710
Electrical Equipment - 3.8%
General Electric Co., 1.2%, due 12/01/2017	$130,100,000	$130,096,162
General Electric Co., 1.17%, due 12/12/2017	131,100,000	131,050,575

		$261,146,737
Energy - Integrated - 5.3%
Chevron Corp., 1.1%, due 12/05/2017 (t)	$100,000,000	$99,984,972
Chevron Corp., 1.14%, due 12/12/2017 (t)	50,000,000	49,981,400
Chevron Corp., 1.25%, due 1/19/2018 (t)	2,145,000	2,141,359
Exxon Mobil Corp., 1.21%, due 1/03/2018	50,000,000	49,943,097
Exxon Mobil Corp., 1.21%, due 1/04/2018	125,000,000	124,853,438
Exxon Mobil Corp., 1.22%, due 1/22/2018	39,000,000	38,929,665

		$365,833,931
Food & Beverages - 4.9%
Coca-Cola Co., 1.17%, due 12/22/2017 (t)	$80,000,000	$79,943,631
Coca-Cola Co., 1.28%, due 1/11/2018 (t)	18,000,000	17,973,918
Coca-Cola Co., 1.26%, due 1/16/2018 (t)	23,775,000	23,736,045
PepsiCo, Inc., 1.09%, due 12/01/2017 (t)	15,000,000	14,999,532
PepsiCo, Inc., 1.2%, due 1/10/2018 (t)	130,000,000	129,816,560
PepsiCo, Inc., 1.2%, due 1/11/2018 (t)	69,702,000	69,601,002

		$336,070,688
Major Banks - 4.0%
Royal Bank of Canada, 1.34%, due 1/18/2018	$95,490,000	$95,314,407
Royal Bank of Canada, 1.37%, due 1/24/2018	31,500,000	31,434,213
Royal Bank of Canada, 1.32%, due 2/07/2018	100,000,000	99,733,775
Royal Bank of Canada, 1.4%, due 3/07/2018	45,000,000	44,827,340

		$271,309,735
Other Banks & Diversified Financials - 3.8%
National Bank of Canada, 1.3%, due 12/11/2017 (t)	$50,000,000	$49,981,743
National Bank of Canada, 1.3%, due 12/13/2017 (t)	51,900,000	51,877,548
National Bank of Canada, 1.34%, due 1/16/2018 (t)	16,860,000	16,831,055
National Bank of Canada, 1.38%, due 1/23/2018 (t)	140,420,000	140,139,020

		$258,829,366
Pharmaceuticals - 4.0%
Johnson & Johnson, 1.06%, due 12/01/2017 (t)	$119,065,000	$119,061,355
Novartis Finance Corp., 1.14%, due 12/01/2017 (t)	10,000,000	9,999,694
Novartis Finance Corp., 1.14%, due 12/05/2017 (t)	30,000,000	29,995,383
Novartis Finance Corp., 1.14%, due 12/06/2017 (t)	30,000,000	29,994,455
Novartis Finance Corp., 1.16%, due 12/14/2017 (t)	40,000,000	39,982,593
Novartis Finance Corp., 1.18%, due 12/19/2017 (t)	30,000,000	29,981,966
Sanofi, 1.12%, due 12/13/2017 (t)	15,821,000	15,814,613

		$274,830,059

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) - continued
Retailers - 3.8%
Wal-Mart Stores, Inc., 1.15%, due 12/04/2017 (t)	$123,850,000	$123,834,643
Wal-Mart Stores, Inc., 1.15%, due 12/05/2017 (t)	13,000,000	12,997,981
Wal-Mart Stores, Inc., 1.16%, due 12/06/2017 (t)	25,675,000	25,670,212
Wal-Mart Stores, Inc., 1.12%, due 12/11/2017 (t)	100,000,000	99,965,625

		$262,468,461
Total Commercial Paper		$3,643,215,906

U.S. Government Agencies and Equivalents (y) - 32.7%
Federal Home Loan Bank, 0.96%, due 12/01/2017	$259,258,000	$259,258,000
Federal Home Loan Bank, 1.02%, due 12/05/2017	125,000,000	124,983,889
Federal Home Loan Bank, 1.03%, due 12/06/2017	49,444,000	49,436,034
Federal Home Loan Bank, 1.15%, due 1/03/2018	141,537,000	141,374,823
Federal Home Loan Bank, 1.24%, due 1/19/2018	80,400,000	80,263,208
Federal Home Loan Bank, 1.22%, due 1/22/2018	83,733,000	83,581,815
Federal Home Loan Bank, 1.23%, due 1/24/2018	21,220,000	21,180,213
Federal National Mortgage Association, 1.15%, due 1/08/2018	15,839,000	15,818,101
U.S. Treasury Bill, 1.01%, due 12/07/2017	225,000,000	224,964,282
U.S. Treasury Bill, 1.02%, due 12/08/2017	150,000,000	149,971,125
U.S. Treasury Bill, 1.06%, due 12/14/2017	150,000,000	149,948,813
U.S. Treasury Bill, 1.06%, due 1/02/2018	150,000,000	149,853,333
U.S. Treasury Bill, 1.21%, due 1/04/2018	80,900,000	80,815,954
U.S. Treasury Bill, 1.07%, due 1/11/2018	210,300,000	210,032,948
U.S. Treasury Bill, 1.06%, due 1/18/2018	75,000,000	74,887,250
U.S. Treasury Bill, 1.18%, due 1/25/2018	127,900,000	127,676,263
U.S. Treasury Bill, 1.05%, due 2/01/2018	100,000,000	99,803,667
U.S. Treasury Bill, 1.08%, due 2/08/2018	50,000,000	49,885,719
U.S. Treasury Bill, 1.12%, due 2/15/2018	51,100,000	50,970,816
U.S. Treasury Bill, 1.14%, due 3/01/2018	100,000,000	99,684,375
Total U.S. Government Agencies and Equivalents		$2,244,390,628

Repurchase Agreements - 1.2%
Goldman Sachs Repurchase Agreement, 1.03%, dated 11/30/17, due 12/01/17, total to be received $42,250,192 (secured by U.S. Treasury and Federal Agency obligations valued at $43,094,034 in an individually traded account), at Cost and Value	$42,249,000	$42,249,000
JPMorgan Chase & Co. Repurchase Agreement, 1.03%, dated 11/30/17, due 12/01/17, total to be received $25,000,705 (secured by U.S. Treasury obligations valued at $25,503,285 in an individually traded account), at Cost and Value	25,000,000	25,000,000
Merrill Lynch Repurchase Agreement, 1.01% dated 11/30/17, due 12/01/17, total to be received $11,421,316 (secured by U.S. Treasury obligations valued at $11,658,560 in an individually traded account), at Cost and Value	11,421,000	11,421,000
Total Repurchase Agreements		$78,670,000

Other Assets, Less Liabilities - (0.1)%		(4,764,207)
Net Assets - 100.0%		$6,870,099,279

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

3

Supplemental Information

11/30/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2017 in valuing the fund’s assets or liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$6,874,863,486	$—	$6,874,863,486

For further information regarding security characteristics, see the Portfolio of Investments.

4

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: January 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: January 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 16, 2018

*	Print name and title of each signing officer under his or her signature.